Debentures (Details) - Schedule of Debentures - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debentures (Details) - Schedule of Debentures [Line Items]
Par Value	$ 304,255	$ 373,952
Unamortized debt premium (discount) and issuance costs, net	(2,410)	(2,849)
Current maturities	70,281	62,180
Total long-term debentures, net of current maturities	231,541	308,923
Short-term accrued interest	2,604	2,822
Total short- term and long- term debentures	$ 304,426	$ 373,925
Formula’s Series A Secured Debentures (2.8%) [Member]
Debentures (Details) - Schedule of Debentures [Line Items]
Effective Interest rate %	2.40%	2.40%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par value in issuance currency	NIS 34,211	NIS 68,422
Par Value	$ 9,432	$ 19,444
Unamortized debt premium (discount) and issuance costs, net	22	85
Current maturities	9,432	9,722
Total long-term debentures, net of current maturities		9,807
Short-term accrued interest	154
Total short- term and long- term debentures	$ 9,586	$ 19,529
Formula’s Series C Secured Debentures (2.3%) [Member]
Debentures (Details) - Schedule of Debentures [Line Items]
Effective Interest rate %	2.70%	2.70%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par value in issuance currency	NIS 412,264	NIS 493,244
Par Value	$ 113,665	$ 140,166
Unamortized debt premium (discount) and issuance costs, net	(932)	(1,477)
Current maturities	22,327	23,012
Total long-term debentures, net of current maturities	90,405	115,677
Short-term accrued interest	213	265
Total short- term and long- term debentures	$ 112,945	$ 138,954
Sapiens’ Series B Debentures (3.37%) [Member]
Debentures (Details) - Schedule of Debentures [Line Items]
Effective Interest rate %	3.30%	3.30%
Currency	NIS (Linked to fix rate of USD)	NIS (Linked to fix rate of USD)
Par value in issuance currency	NIS 210,000	NIS 280,000
Par Value	$ 59,389	$ 79,186
Unamortized debt premium (discount) and issuance costs, net	(50)	(114)
Current maturities	19,796	19,796
Total long-term debentures, net of current maturities	39,543	59,276
Short-term accrued interest		1,337
Total short- term and long- term debentures	$ 59,339	$ 80,409
Matrix IT’ Series B Debentures (4.1%) [Member]
Debentures (Details) - Schedule of Debentures [Line Items]
Effective Interest rate %	4.50%	4.50%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par value in issuance currency	NIS 441,656	NIS 475,615
Par Value	$ 121,769	$ 135,156
Unamortized debt premium (discount) and issuance costs, net	(1,450)	(1,343)
Current maturities	18,726	9,650
Total long-term debentures, net of current maturities	101,593	124,163
Short-term accrued interest	2,237	1,220
Total short- term and long- term debentures	$ 122,556	$ 135,033